INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 327,707	$ 287,017
Offsetting presentation	(318,696)	(279,380)
Net Effect	9,011	7,637	$ 6,041
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	8,910	5,730
Accrued Liabilities [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	8,986	8,257
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	25,904	19,738
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	45,919	32,480
Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	13,517	8,564
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	53,347	108,910
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	110,526	24,972
Inventories [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	20,942	18,793
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	9,941	19,323
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,472	4,625
Intangible revaluation difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	1,466	2,301
Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	0	8,996
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 25,777	$ 24,328